Concentrations of Risk - Schedule of Vendor Concentration (Details) - MYR (RM)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Vendor A [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 10,282,944	RM 7,274,889
Percentage of cost of sales	40.03%	48.67%
Accounts payable, trade
Vendor B [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 15,345,772	RM 2,793,236
Percentage of cost of sales	26.82%	18.69%
Accounts payable, trade	RM 316,000
Vendor Concentration [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 25,628,716	RM 10,068,125
Percentage of cost of sales	66.85%	67.36%
Accounts payable, trade	RM 316,000